Schedule of Investments (unaudited)	iShares® Global Consumer Staples ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Coles Group Ltd.	531,666	$6,528,269
Endeavour Group Ltd./Australia	534,934	2,251,367
Treasury Wine Estates Ltd.	283,698	2,127,496
Woolworths Group Ltd.	484,118	12,827,306
		23,734,438
Belgium — 1.4%
Anheuser-Busch InBev SA/NV	393,348	22,293,956

Brazil — 0.4%
Ambev SA, ADR	1,752,681	5,573,526
Natura & Co. Holding SA(a)	331,588	1,159,263
		6,732,789
Canada — 2.0%
Alimentation Couche-Tard Inc.	301,570	15,463,786
George Weston Ltd.	25,429	3,006,371
Loblaw Companies Ltd.	59,823	5,476,757
Metro Inc.	92,460	5,222,009
Saputo Inc.	95,816	2,146,683
		31,315,606
Chile — 0.1%
Cencosud SA	498,140	965,457

Denmark — 0.4%
Carlsberg A/S, Class B	37,475	6,000,914

Finland — 0.1%
Kesko OYJ, Class B	107,339	2,021,434

France — 5.4%
Carrefour SA	233,975	4,433,994
Danone SA	252,953	15,501,832
L’Oreal SA	100,066	46,678,412
Pernod Ricard SA	80,949	17,887,679
		84,501,917
Germany — 0.6%
Beiersdorf AG	39,077	5,174,715
HelloFresh SE(a)	67,553	1,670,766
Henkel AG & Co. KGaA	38,784	2,730,168
		9,575,649
Ireland — 0.4%
Kerry Group PLC, Class A	61,900	6,041,630

Japan — 5.4%
Aeon Co. Ltd.	347,217	7,109,789
Ajinomoto Co. Inc.	210,800	8,397,608
Asahi Group Holdings Ltd.	201,398	7,814,207
Japan Tobacco Inc.	437,000	9,572,913
Kao Corp.	185,100	6,717,261
Kikkoman Corp.	77,200	4,408,785
Kirin Holdings Co. Ltd.	330,396	4,824,668
MEIJI Holdings Co. Ltd.	110,400	2,465,327
Nissin Foods Holdings Co. Ltd.	31,900	2,637,652
Seven & i Holdings Co. Ltd.	316,937	13,692,358
Shiseido Co. Ltd.	158,900	7,202,894
Unicharm Corp.	175,400	6,522,225
Yakult Honsha Co. Ltd.	63,220	3,998,415
		85,364,102
Mexico — 1.2%
Fomento Economico Mexicano SAB de CV	729,751	8,080,254
Security	Shares	Value

Mexico (continued)
Grupo Bimbo SAB de CV, Series A	550,365	$2,946,833
Wal-Mart de Mexico SAB de CV	2,011,504	7,958,115
		18,985,202
Netherlands — 1.7%
Heineken Holding NV	43,713	3,803,995
Heineken NV	93,813	9,647,406
Koninklijke Ahold Delhaize NV	387,596	13,214,316
		26,665,717
Norway — 0.3%
Mowi ASA	182,385	2,893,725
Orkla ASA	295,175	2,122,433
		5,016,158
Sweden — 0.4%
Essity AB, Class B	239,424	6,376,259
Switzerland — 8.5%
Barry Callebaut AG, Registered	1,417	2,737,756
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	414	5,205,212
Chocoladefabriken Lindt & Spruengli AG, Registered	43	5,337,116
Nestle SA, Registered	1,009,464	121,429,961
		134,710,045
United Kingdom — 11.5%
Associated British Foods PLC	140,091	3,547,504
British American Tobacco PLC	888,034	29,505,300
Diageo PLC	926,137	39,815,508
Haleon PLC	2,017,602	8,281,177
Imperial Brands PLC	381,196	8,437,561
J Sainsbury PLC	709,160	2,424,245
Marks & Spencer Group PLC(a)	772,215	1,892,871
Ocado Group PLC(a)	285,663	2,067,177
Reckitt Benckiser Group PLC	292,583	21,987,835
Tesco PLC	2,908,527	9,175,072
Unilever PLC	1,044,448	54,388,773
		181,523,023
United States — 57.8%
Altria Group Inc.	709,095	32,122,004
Archer-Daniels-Midland Co.	216,354	16,347,708
Brown-Forman Corp., Class B	72,822	4,863,053
Bunge Ltd.	59,822	5,644,206
Campbell Soup Co.	80,170	3,664,571
Church & Dwight Co. Inc.	97,031	9,725,417
Clorox Co. (The)	49,109	7,810,295
Coca-Cola Co. (The)	1,142,972	68,829,774
Colgate-Palmolive Co.	329,544	25,388,070
Conagra Brands Inc.	189,448	6,388,187
Constellation Brands Inc., Class A	64,053	15,765,365
Costco Wholesale Corp.	134,649	72,492,329
Dollar General Corp.	87,042	14,777,991
Dollar Tree Inc.(a)	82,597	11,852,670
Estee Lauder Companies Inc. (The), Class A	92,109	18,088,365
General Mills Inc.	233,323	17,895,874
Hershey Co. (The)	58,508	14,609,448
Hormel Foods Corp.	115,306	4,637,607
J M Smucker Co. (The)	42,360	6,255,301
Kellogg Co.	102,118	6,882,753
Keurig Dr Pepper Inc.	333,760	10,436,675
Kimberly-Clark Corp.	134,022	18,503,077
Kraft Heinz Co. (The)	316,881	11,249,276

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Kroger Co. (The)	259,422	$12,192,834
Lamb Weston Holdings Inc.	57,878	6,653,076
McCormick & Co. Inc./MD, NVS	99,644	8,691,946
Molson Coors Beverage Co., Class B	74,792	4,924,305
Mondelez International Inc., Class A	540,987	39,459,592
Monster Beverage Corp.(a)	303,531	17,434,821
PepsiCo Inc.	520,843	96,470,540
Philip Morris International Inc.	616,597	60,192,199
Procter & Gamble Co. (The)	891,064	135,210,051
Sysco Corp.	201,277	14,934,753
Target Corp.	183,348	24,183,601
Tyson Foods Inc., Class A	113,452	5,790,590
Walgreens Boots Alliance Inc.	284,473	8,104,636
Walmart Inc.	458,918	72,132,731
		910,605,691
Total Common Stocks — 99.1%
(Cost: $1,519,214,804)		1,562,429,987

Preferred Stocks

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	70,773	5,660,161

Total Preferred Stocks — 0.4%
(Cost: $6,203,217)		5,660,161

Total Long-Term Investments — 99.5%
(Cost: $1,525,418,021)		1,568,090,148
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(b)(c)	1,350,000	$1,350,000

Total Short-Term Securities — 0.1%
(Cost: $1,350,000)		1,350,000

Total Investments — 99.6%
(Cost: $1,526,768,021)		1,569,440,148

Other Assets Less Liabilities — 0.4%		6,714,514
Net Assets — 100.0%		$1,576,154,662

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(813	)(b)	$813	$—	$—	—	$955	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	—	(700,000	)(b)	—	—	1,350,000	1,350,000	31,456		—
					$813	$—	$1,350,000		$32,411		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	84	09/15/23	$6,329	$78,065
Euro STOXX 50 Index	8	09/15/23	387	4,535

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
June 30, 2023

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	13	09/15/23	$1,248	$(5,602)
				$76,998

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$968,604,745	$593,825,242	$—	$1,562,429,987
Preferred Stocks	—	5,660,161	—	5,660,161
Short-Term Securities
Money Market Funds	1,350,000	—	—	1,350,000
	$969,954,745	$599,485,403	$—	$1,569,440,148
Derivative Financial Instruments(a)
Assets
Equity Contracts	$78,065	$4,535	$—	$82,600
Liabilities
Equity Contracts	—	(5,602)	—	(5,602)
	$78,065	$(1,067)	$—	76,998

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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